Fees Summary	1 Months Ended
Dec. 23, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $1,000,000.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 1,000,000
Final Prospectus	true